Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41168
Entity Registrant Name	Fold Holdings, Inc.
Entity Central Index Key	0001889123
Entity Tax Identification Number	86-2170416
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2942 North 24th Street
Entity Address, Address Line Two	Suite 115
Entity Address, Address Line Three	#42035
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	866
Local Phone Number	365-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FLD
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FLDDW
Security Exchange Name	NASDAQ